Exhibit 99
Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385	55.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30000%	July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%	May 15, 2020
Class A-2b Notes	$233,100,000.00	1.30%	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%	November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%	September 15, 2022
Class B Notes	$39,030,000.00	2.15%	October 15, 2022
Class C Notes	$26,020,000.00	2.33%	December 15, 2023
Total	$1,301,120,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,941,030.19

Principal:
Principal Collections	$28,072,342.45
Prepayments in Full	$15,804,894.17
Liquidation Proceeds	$85,112.39
Recoveries	$9,361.79
Sub Total	$43,971,710.80
Collections	$46,912,740.99

Purchase Amounts:
Purchase Amounts Related to Principal	$186,811.62
Purchase Amounts Related to Interest	$317.18
Sub Total	$187,128.80

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$47,099,869.79

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	3
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$47,099,869.79
Servicing Fee	$1,097,827.16	$1,097,827.16	$0.00	$0.00	$46,002,042.63
Interest - Class A-1 Notes	$222,933.23	$222,933.23	$0.00	$0.00	$45,779,109.40
Interest - Class A-2a Notes	$289,432.50	$289,432.50	$0.00	$0.00	$45,489,676.90
Interest - Class A-2b Notes	$260,274.09	$260,274.09	$0.00	$0.00	$45,229,402.81
Interest - Class A-3 Notes	$526,294.17	$526,294.17	$0.00	$0.00	$44,703,108.64
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$44,542,958.72
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,542,958.72
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$44,473,029.97
Second Priority Principal Payment	$6,378,102.84	$6,378,102.84	$0.00	$0.00	$38,094,927.13
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$38,044,404.96
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,044,404.96
Regular Principal Payment	$192,768,209.60	$38,044,404.96	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$47,099,869.79

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$6,378,102.84
Regular Principal Payment					$38,044,404.96
Total					$44,422,507.80
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$44,422,507.80	$151.41	$222,933.23	$0.76	$44,645,441.03	$152.17
Class A-2a Notes	$0.00	$0.00	$289,432.50	$1.24	$289,432.50	$1.24
Class A-2b Notes	$0.00	$0.00	$260,274.09	$1.12	$260,274.09	$1.12
Class A-3 Notes	$0.00	$0.00	$526,294.17	$1.41	$526,294.17	$1.41
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$44,422,507.80	$34.14	$1,579,534.83	$1.21	$46,002,042.63	$35.35

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$199,146,312.44	0.6787536	$154,723,804.64	0.5273477
Class A-2a Notes	$233,100,000.00	1.0000000	$233,100,000.00	1.0000000
Class A-2b Notes	$233,100,000.00	1.0000000	$233,100,000.00	1.0000000
Class A-3 Notes	$373,700,000.00	1.0000000	$373,700,000.00	1.0000000
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$1,206,866,312.44	0.9275596	$1,162,443,804.64	0.8934178

Pool Information
Weighted Average APR	2.660%	2.641%
Weighted Average Remaining Term	54.14	53.30
Number of Receivables Outstanding	53,394	52,288
Pool Balance	$1,317,392,593.08	$1,272,989,833.58
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,215,359,182.60	$1,174,468,209.60
Pool Factor	0.9340769	0.9025938

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$98,521,623.98
Targeted Overcollateralization Amount	$136,587,099.07
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$110,546,028.94

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	3
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		95	$253,598.87
(Recoveries)		1	$9,361.79
Net Loss for Current Collection Period			$244,237.08
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2225%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			0.0002%
Prior Collection Period			0.0253%
Current Collection Period			0.2263%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		218	$282,011.93
(Cumulative Recoveries)			$9,361.79
Cumulative Net Loss for All Collection Periods			$272,650.14
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0193%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,293.63
Average Net Loss for Receivables that have experienced a Realized Loss			$1,250.69

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.46%	238	$5,854,662.70
61-90 Days Delinquent	0.07%	30	$909,243.16
91-120 Days Delinquent	0.00%	3	$37,795.72
Over 120 Days Delinquent	0.00%	1	$33,961.11
Total Delinquent Receivables	0.54%	272	$6,835,662.69

Repossession Inventory:
Repossessed in the Current Collection Period		21	$569,477.21
Total Repossessed Inventory		27	$731,191.79

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0000%
Prior Collection Period			0.0581%
Current Collection Period			0.0650%
Three Month Average			0.0410%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		0.90%
13-24		1.70%
25-36		3.00%
37+		4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0771%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	3

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer